ACCOUNTS AND OTHER RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of financial assets
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2018:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,873	$1,873
Accounts receivable, net (current and non-current) (1)	45	—	4,409	4,454
Other assets (current and non-current) (2)	—	—	118	118
Financial assets (current and non-current) (3)	292	347	307	946
Total	$337	$347	$6,707	$7,391
Financial liabilities
Accounts payable and other (4)	$110	6	$3,996	$4,112
Borrowings (current and non-current)	—	—	5,079	5,079
Total	$110	$6	$9,075	$9,191
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(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $400 million.

(3)	Refer to Hedging Activities in Note 4(a) below.

(4)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various taxes and duties of $2,073 million.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2017:

(US$ MILLIONS)	FVTPL	Available for Sale Securities	Loans and Receivables/ Other Liabilities	Total
MEASUREMENT BASIS	(Fair Value)	(Fair Value through OCI)	(Amortized Cost)
Financial assets
Cash and cash equivalents	$—	$—	$1,106	$1,106
Accounts receivable, net (current and non-current) (1)	50	—	4,312	4,362
Other assets (current and non-current) (2)	—	—	195	195
Financial assets (current and non-current) (3)	116	429	239	784
Total	$166	$429	$5,852	$6,447
Financial liabilities
Accounts payable and other (4)	$159	—	$3,766	$3,925
Borrowings (current and non-current)	—	—	3,265	3,265
Total	$159	$—	$7,031	$7,190
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(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $314 million.

(3)	Refer to Hedging Activities in Note 4(a) below.

(4)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various taxes and duties of $1,713 million.

(US$ MILLIONS)	June 30, 2018	December 31, 2017
Current
Marketable securities (1)	$262	$207
Restricted cash	77	68
Derivative contracts	99	75
Loans and notes receivable	46	11
Total current	$484	$361
Non-current
Marketable securities (1)	$1	$1
Restricted cash	7	11
Derivative contracts	61	7
Loans and notes receivable	179	150
Other financial assets (2)	214	254
Total non-current	$462	$423
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(1)	During the three and six month period ended June 30, 2018, the partnership recognized $nil and $nil (June 30, 2017: $6 million and $39 million) of net gains on disposition of marketable securities.

(2)	Other financial assets include secured debentures to homebuilding companies in our business services segment.

(US$ MILLIONS)	June 30, 2018	December 31, 2017
Current, net	$3,676	$3,454
Non-current, net
Retainer on customer contract	103	197
Billing rights	675	711
Total Non-current, net	$778	$908
Total	$4,454	$4,362